Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 646	€ 646
Mining and quarrying	2,929	3,085
Manufacturing	36,296	26,925
Electricity, gas, steam and air conditioning supply	4,705	3,661
Water supply, sewerage, waste management and remediation activities	680	681
Construction	4,446	4,450
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,717	20,991
Transport and storage	5,782	5,869
Accommodation and food service activities	2,265	2,429
Information and communication	6,860	5,820
Financial and insurance activities	368,832	324,996
Real estate activities	41,551	42,200
Professional, scientific and technical activities	7,027	7,765
Administrative and support service activities	11,736	10,787
Public administration and defense, compulsory social security	20,295	17,469
Education	228	205
Human health services and social work activities	4,056	3,468
Arts, entertainment and recreation	1,073	961
Other service activities	9,850	11,766
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	213,282	205,164
Activities of extraterritorial organizations and bodies	41	53
Total	764,298	699,393
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	12	14
Mining and quarrying	17	106
Manufacturing	543	557
Electricity, gas, steam and air conditioning supply	45	40
Water supply, sewerage, waste management and remediation activities	11	12
Construction	190	212
Wholesale and retail trade, repair of motor vehicles and motorcycles	436	558
Transport and storage	96	131
Accommodation and food service activities	70	35
Information and communication	112	111
Financial and insurance activities	519	474
Real estate activities	190	190
Professional, scientific and technical activities	122	125
Administrative and support service activities	167	125
Public administration and defense, compulsory social security	21	24
Education	3	2
Human health services and social work activities	28	17
Arts, entertainment and recreation	8	8
Other service activities	107	86
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,196	2,120
Activities of extraterritorial organizations and bodies	1	1
Total	4,895	4,946
Stage 1 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	544	538
Mining and quarrying	2,771	2,808
Manufacturing	31,776	23,245
Electricity, gas, steam and air conditioning supply	4,414	3,268
Water supply, sewerage, waste management and remediation activities	580	573
Construction	3,672	3,706
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,582	19,049
Transport and storage	4,513	4,760
Accommodation and food service activities	1,356	1,871
Information and communication	6,431	5,482
Financial and insurance activities	359,874	316,950
Real estate activities	34,827	38,993
Professional, scientific and technical activities	6,017	6,295
Administrative and support service activities	9,477	8,966
Public administration and defense, compulsory social security	18,174	16,648
Education	190	179
Human health services and social work activities	3,620	3,104
Arts, entertainment and recreation	690	874
Other service activities	8,564	10,548
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,909	183,728
Activities of extraterritorial organizations and bodies	40	52
Total	711,021	651,637
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	3	4
Manufacturing	24	32
Electricity, gas, steam and air conditioning supply	2	3
Water supply, sewerage, waste management and remediation activities	1	1
Construction	8	6
Wholesale and retail trade, repair of motor vehicles and motorcycles	18	21
Transport and storage	12	20
Accommodation and food service activities	1	5
Information and communication	10	12
Financial and insurance activities	94	88
Real estate activities	16	32
Professional, scientific and technical activities	6	8
Administrative and support service activities	11	14
Public administration and defense, compulsory social security	5	8
Education	0	0
Human health services and social work activities	4	4
Arts, entertainment and recreation	2	3
Other service activities	6	13
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	218	270
Activities of extraterritorial organizations and bodies	0	0
Total	440	544
Stage 2 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	73	69
Mining and quarrying	95	115
Manufacturing	3,466	2,518
Electricity, gas, steam and air conditioning supply	174	276
Water supply, sewerage, waste management and remediation activities	51	52
Construction	375	304
Wholesale and retail trade, repair of motor vehicles and motorcycles	1,355	1,066
Transport and storage	862	710
Accommodation and food service activities	769	445
Information and communication	257	207
Financial and insurance activities	6,711	6,336
Real estate activities	5,339	2,089
Professional, scientific and technical activities	751	1,049
Administrative and support service activities	1,767	1,365
Public administration and defense, compulsory social security	2,073	593
Education	34	23
Human health services and social work activities	331	347
Arts, entertainment and recreation	371	78
Other service activities	920	823
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	14,880	16,906
Activities of extraterritorial organizations and bodies	0	0
Total	40,653	35,372
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	0	4
Manufacturing	36	42
Electricity, gas, steam and air conditioning supply	2	2
Water supply, sewerage, waste management and remediation activities	2	2
Construction	5	7
Wholesale and retail trade, repair of motor vehicles and motorcycles	19	20
Transport and storage	12	18
Accommodation and food service activities	9	8
Information and communication	4	4
Financial and insurance activities	48	64
Real estate activities	22	22
Professional, scientific and technical activities	9	15
Administrative and support service activities	21	22
Public administration and defense, compulsory social security	11	5
Education	1	1
Human health services and social work activities	6	6
Arts, entertainment and recreation	3	1
Other service activities	12	12
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	309	393
Activities of extraterritorial organizations and bodies	0	0
Total	532	648
Stage 3 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	29	39
Mining and quarrying	63	162
Manufacturing	957	1,024
Electricity, gas, steam and air conditioning supply	117	117
Water supply, sewerage, waste management and remediation activities	50	57
Construction	271	271
Wholesale and retail trade, repair of motor vehicles and motorcycles	747	830
Transport and storage	378	387
Accommodation and food service activities	122	90
Information and communication	157	131
Financial and insurance activities	1,756	1,159
Real estate activities	1,115	824
Professional, scientific and technical activities	225	223
Administrative and support service activities	467	409
Public administration and defense, compulsory social security	49	229
Education	5	3
Human health services and social work activities	105	15
Arts, entertainment and recreation	11	9
Other service activities	225	180
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4,477	4,496
Activities of extraterritorial organizations and bodies	1	1
Total	11,326	10,655
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	11	12
Mining and quarrying	13	98
Manufacturing	481	479
Electricity, gas, steam and air conditioning supply	41	35
Water supply, sewerage, waste management and remediation activities	8	9
Construction	178	193
Wholesale and retail trade, repair of motor vehicles and motorcycles	397	516
Transport and storage	72	93
Accommodation and food service activities	62	22
Information and communication	98	95
Financial and insurance activities	322	285
Real estate activities	97	94
Professional, scientific and technical activities	107	97
Administrative and support service activities	132	88
Public administration and defense, compulsory social security	5	11
Education	2	1
Human health services and social work activities	18	7
Arts, entertainment and recreation	3	3
Other service activities	39	21
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,653	1,453
Activities of extraterritorial organizations and bodies	1	1
Total	3,740	3,614
Stage 3 POCI [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	97	138
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	128	169
Wholesale and retail trade, repair of motor vehicles and motorcycles	32	46
Transport and storage	29	12
Accommodation and food service activities	18	24
Information and communication	16	0
Financial and insurance activities	491	551
Real estate activities	271	293
Professional, scientific and technical activities	34	198
Administrative and support service activities	24	47
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	1
Arts, entertainment and recreation	1	1
Other service activities	140	215
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	16	34
Activities of extraterritorial organizations and bodies	0	0
Total	1,297	1,729
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	3	3
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	(1)	6
Wholesale and retail trade, repair of motor vehicles and motorcycles	3	2
Transport and storage	0	0
Accommodation and food service activities	(2)	0
Information and communication	0	0
Financial and insurance activities	54	37
Real estate activities	55	42
Professional, scientific and technical activities	0	5
Administrative and support service activities	4	1
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	1	0
Other service activities	49	40
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	16	2
Activities of extraterritorial organizations and bodies	0	0
Total	€ 182	€ 139